Equity - Schedule of share capital (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Authorised share capital, ordinary shares (in shares)	9,142,000,000	14,729,000,000	14,729,000,000
Unissued share capital, ordinary shares (in shares)	5,415,461,000	10,824,935,000	10,828,331,000
Issued share capital, ordinary shares (in shares)	3,726,539,000	3,904,065,000	3,900,669,000
Authorised share capital, amount	€ 91	€ 147	€ 147
Unissued share capital, amount	54	108	108
Share capital	€ 37	€ 39	€ 39	€ 39
Ordinary shares
Disclosure of classes of share capital [line items]
Par value (in eur per share)	€ 0.01